Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 25, 2021
Balance, shares at Feb. 25, 2021
Deferred underwriter fee				(4,025,000)		(4,025,000)
Net income					(1,744,522)	(1,744,522)
Issuance of Class B Common Stock to Sponsor		$ 1,203		118,303,708		118,304,911
Issuance of Class B Common Stock to Sponsor, shares		12,028,175
Warrant liabilities				(5,031,474)		(5,031,474)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99(1)		$ (1,150)		(109,271,946)	(8,026,904)	(117,300,000)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99, shares		(11,500,000)
Issuance of Class B Common Stock to Sponsor			$ 288	24,712		25,000
Issuance of Class B Common Stock to Sponsor, shares			2,875,000
Balance at Jun. 30, 2021		$ 53	$ 288		(9,771,425)	(9,771,084)
Balance, shares at Jun. 30, 2021		528,175	2,875,000
Balance at Feb. 25, 2021
Balance, shares at Feb. 25, 2021
Net income					1,245,158	1,245,158
Issuance of Class B Common Stock to Sponsor			$ 288	24,712		25,000
Issuance of Class B Common Stock to Sponsor, shares			2,875,000
Warrant liabilities						(5,031,474)
Sale of non-redeemable private placement units to sponsor		$ 53		5,281,697		5,281,750
Sale of non-redeemable private placement units to sponsor, shares		528,175
Redemption of Class A common stock subject to possible redemption				(5,306,409)	(8,026,904)	(13,333,313)
Balance at Dec. 31, 2021		$ 53	$ 288		(6,781,746)	(6,781,405)
Balance, shares at Dec. 31, 2021		528,175	2,875,000
Balance at Mar. 31, 2021			$ 288	24,712	(795)	24,205
Balance, shares at Mar. 31, 2021			2,875,000
Deferred underwriter fee				(4,025,000)		(4,025,000)
Net income					(1,743,727)	(1,743,727)
Issuance of Class B Common Stock to Sponsor		$ 1,203		118,303,708		118,304,911
Issuance of Class B Common Stock to Sponsor, shares		12,028,175
Warrant liabilities				(5,031,474)		(5,031,474)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99(1)		$ (1,150)		(109,271,946)	(8,026,904)	(117,300,000)
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99, shares		(11,500,000)
Balance at Jun. 30, 2021		$ 53	$ 288		(9,771,425)	(9,771,084)
Balance, shares at Jun. 30, 2021		528,175	2,875,000
Balance at Dec. 31, 2021		$ 53	$ 288		(6,781,746)	(6,781,405)
Balance, shares at Dec. 31, 2021		528,175	2,875,000
Reclassification of temporary equity to permanent equity		$ 380		38,809,314		38,809,694
Reclassification of temporary equity to permanent equity, shares		3,804,872
Deferred underwriter fee				(769,513)		(769,513)
Net income					(1,042,697)	(1,042,697)
Warrant liabilities	[1]					(38,809,314)
Balance at Jun. 30, 2022		$ 433	$ 288	38,039,801	(7,824,443)	30,216,079
Balance, shares at Jun. 30, 2022		4,333,047	2,875,000
Balance at Mar. 31, 2022		$ 53	$ 288		(5,997,198)	(5,996,857)
Balance, shares at Mar. 31, 2022		528,175	2,875,000
Reclassification of temporary equity to permanent equity		$ 380		38,809,314		38,809,694
Reclassification of temporary equity to permanent equity, shares		3,804,872
Deferred underwriter fee				(769,513)		(769,513)
Net income					(1,827,245)	(1,827,245)
Balance at Jun. 30, 2022		$ 433	$ 288	$ 38,039,801	$ (7,824,443)	$ 30,216,079
Balance, shares at Jun. 30, 2022		4,333,047	2,875,000

[1]	Represents 3,804,872 in shares subject to the forward purchase agreement.